Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,039,200,000.00
Total Fee Amount	143,513.52
Total Offset Amount	0.00
Net Fee	$ 143,513.52
Offering Table N/A
Offset Table N/A	N/A